Reconciliation of Beginning and Ending Balance of Pension Plan Assets Measured at Fair Value (Detail) (Pension, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance	$ 7,084	$ 7,811
Actual gain (loss) on plan assets	152	851
Purchases and sales	(297)	(2,184)
Transfers in (out)	(564)	606
Ending Balance	6,375	7,084
Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Actual gain (loss) on plan assets	(1)
Purchases and sales	106
Transfers in (out)	5
Ending Balance	110
Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance	162	196
Actual gain (loss) on plan assets	5	12
Purchases and sales	(50)	(13)
Transfers in (out)	(5)	(33)
Ending Balance	112	162
International Bonds
Defined Benefit Plan Disclosure [Line Items]
Purchases and sales	8
Transfers in (out)	11
Ending Balance	19
Real Estate
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance	1,784	2,018
Actual gain (loss) on plan assets	42	81
Purchases and sales	(34)	(315)
Ending Balance	1,792	1,784
Private Equity
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance	3,942	5,039
Actual gain (loss) on plan assets	73	674
Purchases and sales	(471)	(1,732)
Transfers in (out)		(39)
Ending Balance	3,544	3,942
Hedge Funds
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance	1,196	558
Actual gain (loss) on plan assets	33	84
Purchases and sales	144	(124)
Transfers in (out)	(575)	678
Ending Balance	$ 798	$ 1,196